Schedule of extinguishment of debt and reinstatement of shares previously cancelled (Details)	12 Months Ended
Jun. 30, 2025 AUD ($) shares
IfrsStatementLineItems [Line Items]
Related Party Fair value of liability | $	$ 1,247,343
Related Party Fair value of liability | shares	113,910
Collin visaggio [member]
IfrsStatementLineItems [Line Items]
Related Party Fair value of liability | $	$ 182,092
Related Party Fair value of liability | shares	16,629
Gavin burnett [member]
IfrsStatementLineItems [Line Items]
Related Party Fair value of liability | $	$ 169,444
Related Party Fair value of liability | shares	15,474
Gavin burnett one [member]
IfrsStatementLineItems [Line Items]
Related Party Fair value of liability | $	$ 316,287
Related Party Fair value of liability | shares	28,884
Melvin tan [member]
IfrsStatementLineItems [Line Items]
Related Party Fair value of liability | $	$ 579,520
Related Party Fair value of liability | shares	52,923